Quarterly Holdings Report
for
Fidelity® Blue Chip Growth ETF
April 30, 2025
GTF-NPRT3-0625
1.9897897.104
Common Stocks - 99.6%
	Shares	Value ($)
BRAZIL - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Vale SA ADR	293,866	2,735,892
Wheaton Precious Metals Corp (United States)	48,516	4,052,057

TOTAL BRAZIL		6,787,949
CANADA - 1.1%
Consumer Discretionary - 0.2%
Specialty Retail - 0.2%
Aritzia Inc Subordinate Voting Shares (a)	158,941	5,590,490
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cameco Corp	80,162	3,618,512
Secure Waste Infrastructure Corp	135,013	1,285,885
		4,904,397
Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.3%
Celestica Inc (United States) (a)	133,142	11,363,670
IT Services - 0.4%
Shopify Inc Class A (a)	138,896	13,210,535
TOTAL INFORMATION TECHNOLOGY		24,574,205

Materials - 0.1%
Metals & Mining - 0.1%
Franco-Nevada Corp (United States)	23,609	4,055,554
TOTAL CANADA		39,124,646
CHINA - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
JD.com Inc ADR	69,670	2,272,635
Information Technology - 0.0%
Software - 0.0%
Pony AI Inc ADR	199,550	1,813,910
TOTAL CHINA		4,086,545
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Ascendis Pharma A/S ADR (a)	1,774	302,361
FINLAND - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Amer Sports Inc (a)	337,052	8,173,511
GERMANY - 0.2%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (a)	44,867	2,307,509
Information Technology - 0.2%
Software - 0.2%
SAP SE ADR	20,993	6,133,945
TOTAL GERMANY		8,441,454
INDIA - 0.3%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
MakeMyTrip Ltd (a)	22,886	2,398,911
Financials - 0.2%
Banks - 0.2%
HDFC Bank Ltd ADR	60,777	4,417,880
ICICI Bank Ltd ADR	96,772	3,247,668
		7,665,548
TOTAL INDIA		10,064,459
ISRAEL - 0.0%
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Oddity Tech Ltd Class A (a)	20,287	1,246,433
JAPAN - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Allegro MicroSystems Inc (a)	125,459	2,392,503
NETHERLANDS - 0.9%
Information Technology - 0.9%
Semiconductors & Semiconductor Equipment - 0.9%
NXP Semiconductors NV	170,984	31,514,061
SINGAPORE - 0.1%
Communication Services - 0.1%
Entertainment - 0.1%
Sea Ltd Class A ADR (a)	31,546	4,228,741
SWITZERLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
On Holding AG Class A (a)	36,146	1,738,984
TAIWAN - 0.7%
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
Taiwan Semiconductor Manufacturing Co Ltd ADR	161,797	26,969,942
UNITED KINGDOM - 0.2%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Flutter Entertainment PLC (a)	31,019	7,475,269
UNITED STATES - 95.5%
Communication Services - 15.8%
Entertainment - 4.5%
Netflix Inc (a)	116,006	131,286,310
ROBLOX Corp Class A (a)	260,260	17,450,433
Spotify Technology SA (a)	23,052	14,153,467
Take-Two Interactive Software Inc (a)	9,756	2,276,270
		165,166,480
Interactive Media & Services - 11.2%
Alphabet Inc Class A	1,155,872	183,552,474
Meta Platforms Inc Class A	317,101	174,088,449
Reddit Inc Class A (a)	82,788	9,650,596
Snap Inc Class A (a)	4,896,332	38,974,803
		406,266,322
Wireless Telecommunication Services - 0.1%
T-Mobile US Inc	8,306	2,051,167
TOTAL COMMUNICATION SERVICES		573,483,969

Consumer Discretionary - 19.3%
Automobiles - 1.7%
Rivian Automotive Inc Class A (a)	419,996	5,737,145
Tesla Inc (a)	192,995	54,455,470
		60,192,615
Broadline Retail - 8.9%
Amazon.com Inc (a)	1,764,107	325,336,613
Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions Inc (a)	22,753	2,853,681
Duolingo Inc Class A (a)	16,923	6,591,170
		9,444,851
Hotels, Restaurants & Leisure - 2.4%
Brinker International Inc (a)	45,171	6,066,465
Cava Group Inc (a)	36,479	3,371,754
Chipotle Mexican Grill Inc (a)	409,879	20,707,087
DraftKings Inc Class A (a)	285,780	9,513,616
Dutch Bros Inc Class A (a)	45,847	2,738,900
Planet Fitness Inc Class A (a)	41,006	3,878,758
Royal Caribbean Cruises Ltd	18,711	4,021,181
Starbucks Corp	294,205	23,551,110
Sweetgreen Inc Class A (a)	374,586	7,296,935
Yum! Brands Inc	32,559	4,898,176
		86,043,982
Household Durables - 0.9%
DR Horton Inc	26,247	3,316,046
PulteGroup Inc	22,043	2,261,171
SharkNinja Inc (a)	292,116	23,515,338
Somnigroup International Inc	56,669	3,460,209
		32,552,764
Leisure Products - 0.1%
Peloton Interactive Inc Class A (a)	890,921	6,138,446
Specialty Retail - 3.1%
Abercrombie & Fitch Co Class A (a)	79,269	5,502,854
Bath & Body Works Inc	114,283	3,486,774
Burlington Stores Inc (a)	14,871	3,346,570
Carvana Co Class A (a)	99,230	24,246,851
Dick's Sporting Goods Inc	13,185	2,475,352
Five Below Inc (a)	84,485	6,411,567
Home Depot Inc/The	18,120	6,532,079
Lowe's Cos Inc	119,440	26,702,006
Restoration Hardware Inc (a)	71,631	13,182,253
TJX Cos Inc/The	160,038	20,593,690
Wayfair Inc Class A (a)	8,777	264,713
		112,744,709
Textiles, Apparel & Luxury Goods - 2.0%
Capri Holdings Ltd (a)	370,985	5,579,614
Crocs Inc (a)	19,305	1,861,388
Deckers Outdoor Corp (a)	95,216	10,552,789
Lululemon Athletica Inc (a)	146,476	39,661,308
NIKE Inc Class B	128,518	7,248,415
Under Armour Inc Class A (a)	755,348	4,320,591
VF Corp	191,688	2,277,253
		71,501,358
TOTAL CONSUMER DISCRETIONARY		703,955,338

Consumer Staples - 2.0%
Beverages - 0.3%
Celsius Holdings Inc (a)	75,733	2,647,626
Coca-Cola Co/The	131,286	9,524,799
		12,172,425
Consumer Staples Distribution & Retail - 1.1%
Albertsons Cos Inc Class A	187,679	4,125,184
BJ's Wholesale Club Holdings Inc (a)	27,551	3,238,896
Costco Wholesale Corp	10,145	10,089,203
Dollar Tree Inc (a)	61,943	5,065,079
Walmart Inc	171,956	16,722,721
		39,241,083
Food Products - 0.1%
Freshpet Inc (a)	46,114	3,391,224
Household Products - 0.1%
Procter & Gamble Co/The	18,697	3,039,570
Tobacco - 0.4%
Philip Morris International Inc	93,652	16,048,207
TOTAL CONSUMER STAPLES		73,892,509

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cheniere Energy Inc	13,374	3,090,864
Financials - 4.8%
Capital Markets - 1.7%
Ares Management Corp Class A	40,685	6,205,683
Blue Owl Capital Inc Class A	480,144	8,897,068
Charles Schwab Corp/The	84,725	6,896,615
Goldman Sachs Group Inc/The	23,552	12,895,898
KKR & Co Inc Class A	57,701	6,593,493
Moody's Corp	13,290	6,021,965
Morgan Stanley	55,450	6,400,039
Robinhood Markets Inc Class A (a)	152,596	7,493,990
		61,404,751
Consumer Finance - 0.1%
American Express Co	15,988	4,259,363
Financial Services - 2.7%
Affirm Holdings Inc Class A (a)	119,218	5,932,288
Apollo Global Management Inc	74,328	10,144,285
Berkshire Hathaway Inc Class B (a)	6,560	3,498,120
Block Inc Class A (a)	153,515	8,976,022
Fiserv Inc (a)	12,154	2,243,263
Mastercard Inc Class A	83,313	45,660,523
Rocket Cos Inc Class A (b)	178,137	2,299,749
Toast Inc Class A (a)	136,848	4,869,052
Visa Inc Class A	38,923	13,447,897
		97,071,199
Insurance - 0.3%
Progressive Corp/The	39,356	11,088,159
TOTAL FINANCIALS		173,823,472

Health Care - 7.6%
Biotechnology - 1.6%
AbbVie Inc	43,324	8,452,512
Alnylam Pharmaceuticals Inc (a)	17,438	4,590,379
Apogee Therapeutics Inc (a)	6,900	270,825
Exact Sciences Corp (a)	48,536	2,215,183
Gilead Sciences Inc	179,274	19,099,853
Legend Biotech Corp ADR (a)	58,200	2,034,090
Moderna Inc (a)	117,086	3,341,634
MoonLake Immunotherapeutics Class A (a)	46,738	1,966,735
Natera Inc (a)	18,273	2,757,944
Regeneron Pharmaceuticals Inc	18,345	10,984,253
Scholar Rock Holding Corp (a)	18,365	604,392
Viking Therapeutics Inc (a)	71,082	2,052,137
		58,369,937
Health Care Equipment & Supplies - 2.0%
Boston Scientific Corp (a)	389,701	40,088,542
Glaukos Corp (a)	45,082	4,248,979
Insulet Corp (a)	23,907	6,031,497
Intuitive Surgical Inc (a)	23,976	12,366,821
Masimo Corp (a)	4,508	725,607
Stryker Corp	21,314	7,969,731
		71,431,177
Health Care Providers & Services - 0.9%
Cardinal Health Inc	45,012	6,359,745
Cencora Inc	14,956	4,377,173
CVS Health Corp	40,051	2,671,802
GeneDx Holdings Corp Class A (a)	70,315	4,700,558
McKesson Corp	9,676	6,896,956
UnitedHealth Group Inc	18,827	7,746,181
		32,752,415
Health Care Technology - 0.0%
Waystar Holding Corp (a)	58,887	2,188,829
Pharmaceuticals - 3.1%
Eli Lilly & Co	125,108	112,465,837
TOTAL HEALTH CARE		277,208,195

Industrials - 4.2%
Aerospace & Defense - 1.5%
Axon Enterprise Inc (a)	15,732	9,648,436
Boeing Co (a)	124,846	22,876,781
GE Aerospace	59,346	11,960,593
Howmet Aerospace Inc	76,518	10,603,864
Standardaero Inc	11,580	312,892
		55,402,566
Building Products - 0.3%
AZEK Co Inc/The Class A (a)	77,454	3,838,620
Builders FirstSource Inc (a)	29,743	3,558,155
Trex Co Inc (a)	39,386	2,277,299
		9,674,074
Electrical Equipment - 0.4%
Acuity Inc	12,436	3,029,534
GE Vernova Inc	26,291	9,749,229
		12,778,763
Ground Transportation - 1.2%
Lyft Inc Class A (a)	378,423	4,692,445
Uber Technologies Inc (a)	463,488	37,547,163
		42,239,608
Industrial Conglomerates - 0.1%
3M Co	17,486	2,428,980
Machinery - 0.0%
Chart Industries Inc (a)	15,140	2,043,596
Passenger Airlines - 0.2%
Alaska Air Group Inc (a)	59,643	2,640,396
Delta Air Lines Inc	48,633	2,024,592
United Airlines Holdings Inc (a)	62,866	4,326,438
		8,991,426
Trading Companies & Distributors - 0.5%
Ferguson Enterprises Inc	14,821	2,514,531
FTAI Aviation Ltd	163,289	17,489,885
		20,004,416
TOTAL INDUSTRIALS		153,563,429

Information Technology - 40.3%
Communications Equipment - 0.1%
Lumentum Holdings Inc (a)	57,697	3,406,430
Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp Class A	122,839	9,452,461
Coherent Corp (a)	88,441	5,688,525
		15,140,986
IT Services - 1.2%
Cloudflare Inc Class A (a)	32,937	3,978,131
Coreweave Inc Class A	231,254	9,550,790
Okta Inc Class A (a)	168,694	18,920,719
Snowflake Inc Class A (a)	67,396	10,748,988
		43,198,628
Semiconductors & Semiconductor Equipment - 17.5%
Astera Labs Inc (a)	205,654	13,431,263
Broadcom Inc	327,079	62,952,895
GlobalFoundries Inc (a)	216,633	7,597,319
Impinj Inc (a)	10,544	971,419
Lam Research Corp	46,280	3,316,888
Marvell Technology Inc	1,147,938	67,005,141
Micron Technology Inc	51,915	3,994,859
Monolithic Power Systems Inc	40,000	23,724,000
NVIDIA Corp	4,124,468	449,237,055
ON Semiconductor Corp (a)	127,382	5,057,065
		637,287,904
Software - 10.1%
AppLovin Corp Class A (a)	164,610	44,331,119
Crowdstrike Holdings Inc Class A (a)	9,913	4,251,388
Datadog Inc Class A (a)	59,013	6,028,768
HubSpot Inc (a)	14,432	8,825,168
Life360 Inc (a)	50,217	2,154,309
Microsoft Corp	657,801	260,002,424
MicroStrategy Inc Class A (a)	7,525	2,860,328
Monday.com Ltd (a)	14,611	4,105,545
Oracle Corp	96,441	13,571,178
Palantir Technologies Inc Class A (a)	21,246	2,516,376
Salesforce Inc	8,913	2,395,012
Servicenow Inc (a)	15,622	14,919,166
		365,960,781
Technology Hardware, Storage & Peripherals - 11.0%
Apple Inc	1,884,069	400,364,663
TOTAL INFORMATION TECHNOLOGY		1,465,359,392

Materials - 0.7%
Chemicals - 0.1%
Sherwin-Williams Co/The	12,821	4,524,787
Construction Materials - 0.4%
CRH PLC	26,301	2,509,641
James Hardie Industries PLC ADR (a)	99,600	2,364,504
Martin Marietta Materials Inc	6,502	3,406,919
Vulcan Materials Co	14,168	3,716,692
		11,997,756
Metals & Mining - 0.2%
Carpenter Technology Corp	44,822	8,767,631
TOTAL MATERIALS		25,290,174

Real Estate - 0.7%
Health Care REITs - 0.6%
Welltower Inc	112,203	17,121,056
Office REITs - 0.0%
Kilroy Realty Corp	57,614	1,815,417
Real Estate Management & Development - 0.1%
Zillow Group Inc Class C (a)	72,387	4,873,817
TOTAL REAL ESTATE		23,810,290

TOTAL UNITED STATES		3,473,477,632
TOTAL COMMON STOCKS (Cost $3,382,733,746)		3,626,024,490

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $3,382,733,746)	3,626,024,490
NET OTHER ASSETS (LIABILITIES) - 0.4%	13,715,021
NET ASSETS - 100.0%	3,639,739,511

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.

At period end, the value of non-cash collateral for securities on loan amounted to $1,100,796.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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